FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 39.9%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	$2,119,440	$2,183,487
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	2,398,955	2,651,339
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	912,307	979,642
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,819,355	2,397,890
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	767,979	724,103
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	3,607,156	2,984,260
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	943,968	661,060
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	1,852,592	1,230,811
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	612,330	595,078
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	1,792,217	1,748,981
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/25	458,039	435,796
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	5,336,690	5,089,621
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	3,123,279	2,929,275
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	2,997,459	2,802,889
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	1,611,660	1,492,161
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	1,329,394	1,260,193
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	4,565,434	4,323,072
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	830,179	758,362
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	2,122,380	1,904,655
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	1,750,992	1,542,308
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	1,731,314	1,659,850

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $45,258,663)				40,354,833

			SHARES
COMMON STOCKS - 31.0%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.4%
LG Uplus Corp.			13,586	110,854	(a)
Telefonica SA			27,200	110,431	(a)
Verizon Communications Inc.			3,550	132,024

Total Diversified Telecommunication Services				353,309

Entertainment - 0.4%
Electronic Arts Inc.			888	115,174
NetEase Inc., ADR			1,610	155,671
Nintendo Co. Ltd.			3,000	136,765	(a)

Total Entertainment				407,610

Interactive Media & Services - 1.0%
Alphabet Inc., Class A Shares			2,803	335,519	*
Alphabet Inc., Class C Shares			2,744	331,942	*

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	1

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Interactive Media & Services - (continued)
Auto Trader Group PLC	16,300	$126,562	(a)
Meta Platforms Inc., Class A Shares	900	258,282	*

Total Interactive Media & Services		1,052,305

Wireless Telecommunication Services - 0.1%
MTN Group Ltd.	13,926	102,218

TOTAL COMMUNICATION SERVICES		1,915,442

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.9%
Bayerische Motoren Werke AG	1,374	169,012	(a)
Honda Motor Co. Ltd.	3,900	118,146	(a)
Hyundai Motor Co.	740	116,398	(a)
Kia Corp.	2,382	160,454	(a)
Mercedes-Benz Group AG	1,525	122,749	(a)
Tesla Inc.	640	167,533	*

Total Automobiles		854,292

Broadline Retail - 0.4%
Alibaba Group Holding Ltd.	14,000	145,738	*(a)
Amazon.com Inc.	1,557	202,970	*
eBay Inc.	1,924	85,984

Total Broadline Retail		434,692

Hotels, Restaurants & Leisure - 0.2%
Yum! Brands Inc.	1,046	144,923

Household Durables - 0.2%
PulteGroup Inc.	2,700	209,736

Specialty Retail - 0.8%
Advance Auto Parts Inc.	550	38,665
AutoZone Inc.	69	172,042	*
Home Depot Inc.	687	213,410
Lowe’s Cos. Inc.	879	198,390
TJX Cos. Inc.	2,290	194,169

Total Specialty Retail		816,676

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.	274	144,579	*
Pandora A/S	1,592	142,295	(a)
Under Armour Inc., Class A Shares	4,764	34,396	*

Total Textiles, Apparel & Luxury Goods		321,270

TOTAL CONSUMER DISCRETIONARY		2,781,589

See Notes to Consolidated Schedule of Investments.

2	Franklin Strategic Real Return Fund 2023 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
PepsiCo Inc.	450	$83,349
Remy Cointreau SA	687	110,278	(a)

Total Beverages		193,627

Consumer Staples Distribution & Retail - 0.8%
George Weston Ltd.	1,200	141,871
Koninklijke Ahold Delhaize NV	4,300	146,600	(a)
Kroger Co.	2,657	124,879
Tesco PLC	34,700	109,463	(a)
Walgreens Boots Alliance Inc.	3,481	99,173
Walmart Inc.	1,465	230,269

Total Consumer Staples Distribution & Retail		852,255

Food Products - 0.4%
Hershey Co.	595	148,572
Ingredion Inc.	931	98,639
JBS S/A	15,600	57,048
Saputo Inc.	4,000	89,617

Total Food Products		393,876

Household Products - 0.2%
Procter & Gamble Co.	1,126	170,859

Tobacco - 0.2%
Imperial Brands PLC	4,700	104,032	(a)
Japan Tobacco Inc.	5,800	127,055	(a)

Total Tobacco		231,087

TOTAL CONSUMER STAPLES		1,841,704

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
APA Corp.	2,565	87,646
BP PLC	33,000	192,139	(a)
EOG Resources Inc.	1,410	161,360
Exxon Mobil Corp.	2,960	317,460
Marathon Petroleum Corp.	1,720	200,552
Murphy Oil Corp.	2,198	84,183
PetroChina Co. Ltd., Class H Shares	258,000	179,144	(a)
Phillips 66	1,820	173,592
Shell PLC, LSE	3,000	89,495	(a)
Valero Energy Corp.	1,374	161,170

TOTAL ENERGY		1,646,741

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	3

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 2.3%
Banks - 0.8%
Bank of China Ltd., Class H Shares	229,000	$91,942	(a)
BNP Paribas SA	1,924	121,416	(a)
Citigroup Inc.	2,229	102,623
Comerica Inc.	2,553	108,145
JPMorgan Chase & Co.	1,249	181,654
Wells Fargo & Co.	4,031	172,043

Total Banks		777,823

Capital Markets - 0.4%
Ameriprise Financial Inc.	401	133,196
Bank of New York Mellon Corp.	2,950	131,334
CI Financial Corp.	7,400	84,013
State Street Corp.	1,500	109,770

Total Capital Markets		458,313

Consumer Finance - 0.3%
Discover Financial Services	1,281	149,685
Synchrony Financial	3,939	133,611

Total Consumer Finance		283,296

Financial Services - 0.2%
Mastercard Inc., Class A Shares	570	224,181

Insurance - 0.6%
Allianz SE, Registered Shares	759	176,789	(a)
Fairfax Financial Holdings Ltd.	160	119,846
Japan Post Holdings Co. Ltd.	13,300	95,591	(a)
Legal & General Group PLC	34,000	98,440	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	350	131,395	(a)

Total Insurance		622,061

TOTAL FINANCIALS		2,365,674

HEALTH CARE - 2.5%
Biotechnology - 0.5%
Biogen Inc.	447	127,328	*
Regeneron Pharmaceuticals Inc.	175	125,744	*
Vertex Pharmaceuticals Inc.	558	196,366	*

Total Biotechnology		449,438

Health Care Providers & Services - 1.3%
Cardinal Health Inc.	1,832	173,252
CVS Health Corp.	1,511	104,456
Elevance Health Inc.	394	175,050
HCA Healthcare Inc.	657	199,386

See Notes to Consolidated Schedule of Investments.

4	Franklin Strategic Real Return Fund 2023 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
McKesson Corp.	513	$219,210
Molina Healthcare Inc.	516	155,440	*
UnitedHealth Group Inc.	619	297,516

Total Health Care Providers & Services		1,324,310

Pharmaceuticals - 0.7%
Novo Nordisk A/S, Class B Shares	1,690	273,002	(a)
Ono Pharmaceutical Co. Ltd.	5,800	104,652	(a)
Pfizer Inc.	3,939	144,483
Roche Holding AG	348	106,304	(a)
Shionogi & Co. Ltd.	1,700	71,705	(a)

Total Pharmaceuticals		700,146

TOTAL HEALTH CARE		2,473,894

INDUSTRIALS - 2.9%
Air Freight & Logistics - 0.3%
Deutsche Post AG, Registered Shares	3,000	146,587	(a)
United Parcel Service Inc., Class B Shares	806	144,475

Total Air Freight & Logistics		291,062

Building Products - 0.3%
Lennox International Inc.	549	179,012
Masco Corp.	2,657	152,459

Total Building Products		331,471

Ground Transportation - 0.2%
CSX Corp.	5,200	177,320

Industrial Conglomerates - 0.2%
3M Co.	1,099	109,999
CITIC Ltd.	60,000	71,840	(a)

Total Industrial Conglomerates		181,839

Machinery - 0.6%
Caterpillar Inc.	861	211,849
CNH Industrial NV	8,245	118,914	(a)
Deere & Co.	458	185,577
GEA Group AG	2,840	118,900	(a)

Total Machinery		635,240

Marine Transportation - 0.1%
A.P. Moller - Maersk A/S, Class B Shares	59	103,737	(a)
Evergreen Marine Corp. Ltd.	12,000	36,174	(a)

Total Marine Transportation		139,911

Passenger Airlines - 0.1%
Southwest Airlines Co.	3,115	112,794

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	5

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Professional Services - 0.3%
ManpowerGroup Inc.	1,100	$87,340
Wolters Kluwer NV	1,390	176,493	(a)

Total Professional Services		263,833

Trading Companies & Distributors - 0.8%
Marubeni Corp.	12,600	214,755	(a)
Mitsubishi Corp.	4,200	203,057	(a)
Mitsui & Co. Ltd.	5,100	193,024	(a)
W.W. Grainger Inc.	265	208,976

Total Trading Companies & Distributors		819,812

TOTAL INDUSTRIALS		2,953,282

INFORMATION TECHNOLOGY - 4.6%
Communications Equipment - 0.2%
Cisco Systems Inc.	3,672	189,989

Electronic Equipment, Instruments & Components - 0.1%
Unimicron Technology Corp.	13,000	73,927	(a)

IT Services - 0.3%
CGI Inc.	1,500	158,181	*
Gartner Inc.	520	182,161	*

Total IT Services		340,342

Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials Inc.	1,465	211,751
ASM International NV	241	102,330	(a)
ASML Holding NV	378	274,174	(a)
KLA Corp.	435	210,984
MediaTek Inc.	4,000	88,543	(a)
Powertech Technology Inc.	35,000	118,269	(a)
QUALCOMM Inc.	1,300	154,752
United Microelectronics Corp.	86,000	135,124	(a)

Total Semiconductors & Semiconductor Equipment		1,295,927

Software - 1.3%
Adobe Inc.	400	195,596	*
Cadence Design Systems Inc.	700	164,164	*
Check Point Software Technologies Ltd.	1,121	140,820	*
Fortinet Inc.	2,748	207,721	*
Microsoft Corp.	1,888	642,940

Total Software		1,351,241

Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc.	5,990	1,161,880

See Notes to Consolidated Schedule of Investments.

6	Franklin Strategic Real Return Fund 2023 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Logitech International SA, Registered Shares	1,541	$91,975	(a)
Samsung Electronics Co. Ltd.	3,505	192,997	(a)

Total Technology Hardware, Storage & Peripherals		1,446,852

TOTAL INFORMATION TECHNOLOGY		4,698,278

MATERIALS - 0.9%
Chemicals - 0.4%
CF Industries Holdings Inc.	1,100	76,362
Huntsman Corp.	3,350	90,517
LyondellBasell Industries NV, Class A Shares	1,557	142,979
Sasol Ltd., ADR	4,700	58,186

Total Chemicals		368,044

Metals & Mining - 0.5%
BHP Group Ltd.	4,260	127,140	(a)
First Quantum Minerals Ltd.	4,300	101,726
Teck Resources Ltd., Class B Shares	3,800	159,888
Vale SA	9,000	120,954

Total Metals & Mining		509,708

TOTAL MATERIALS		877,752

REAL ESTATE - 9.7%
Diversified REITs - 0.4%
Alexander & Baldwin Inc.	3,783	70,288
Armada Hoffler Properties Inc.	6,721	78,501
Essential Properties Realty Trust Inc.	6,577	154,823
Stockland	36,648	98,520	(a)

Total Diversified REITs		402,132

Health Care REITs - 1.0%
CareTrust REIT Inc.	6,888	136,796
Global Medical REIT Inc.	5,407	49,366
LTC Properties Inc.	3,021	99,753
Medical Properties Trust Inc.	11,744	108,749
National Health Investors Inc.	2,456	128,744
Omega Healthcare Investors Inc.	6,380	195,802
Ventas Inc.	2,060	97,376
Welltower Inc.	2,372	191,871

Total Health Care REITs		1,008,457

Hotel & Resort REITs - 0.5%
Apple Hospitality REIT Inc.	10,643	160,815
Host Hotels & Resorts Inc.	20,272	341,178

Total Hotel & Resort REITs		501,993

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	7

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Industrial REITs - 1.4%
First Industrial Realty Trust Inc.	2,511	$132,179
LXP Industrial Trust	14,342	139,834
Prologis Inc.	7,977	978,220
Rexford Industrial Realty Inc.	3,135	163,710

Total Industrial REITs		1,413,943

Office REITs - 0.6%
Boston Properties Inc.	2,174	125,201
Corporate Office Properties Trust	4,235	100,581
Douglas Emmett Inc.	5,618	70,618
Easterly Government Properties Inc.	5,279	76,546
Highwoods Properties Inc.	3,077	73,571
Kilroy Realty Corp.	2,315	69,658
Piedmont Office Realty Trust Inc., Class A Shares	6,410	46,601

Total Office REITs		562,776

Real Estate Management & Development - 0.1%
Daito Trust Construction Co. Ltd.	1,200	121,567	(a)

Residential REITs - 1.7%
Apartment Investment and Management Co., Class A Shares	14,231	121,248
AvalonBay Communities Inc.	1,552	293,747
Camden Property Trust	1,664	181,160
Equity LifeStyle Properties Inc.	3,275	219,065
Equity Residential	3,230	213,083
Essex Property Trust Inc.	903	211,573
Invitation Homes Inc.	2,760	94,944
Mid-America Apartment Communities Inc.	1,891	287,167
Sun Communities Inc.	1,013	132,156

Total Residential REITs		1,754,143

Retail REITs - 1.5%
Brixmor Property Group Inc.	9,259	203,698
Getty Realty Corp.	2,880	97,402
Klepierre SA	5,900	146,581	(a)
NNN REIT Inc.	4,883	208,944
Realty Income Corp.	4,769	285,138
Regency Centers Corp.	1,135	70,109
Simon Property Group Inc.	4,376	505,340

Total Retail REITs		1,517,212

Specialized REITs - 2.5%
CubeSmart	5,194	231,964
Digital Realty Trust Inc.	2,234	254,385
EPR Properties	3,190	149,292

See Notes to Consolidated Schedule of Investments.

8	Franklin Strategic Real Return Fund 2023 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY			SHARES	VALUE
Specialized REITs - (continued)
Equinix Inc.			772	$605,202
Extra Space Storage Inc.			1,778	264,655
Gaming and Leisure Properties Inc.			3,557	172,372
Iron Mountain Inc.			1,800	102,276
Public Storage			1,686	492,110
VICI Properties Inc.			9,541	299,874

Total Specialized REITs				2,572,130

TOTAL REAL ESTATE				9,854,353

TOTAL COMMON STOCKS (Cost - $27,531,543)				31,408,709

INVESTMENTS IN UNDERLYING FUNDS - 3.9%
iShares Trust - iShares Global Infrastructure ETF (Cost - $4,083,675)			84,526	3,968,496

	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - 2.0%
ENERGY - 1.0%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	$2,000	1,933

Oil, Gas & Consumable Fuels - 1.0%
Apache Corp., Senior Notes	4.750%	4/15/43	60,000	44,191
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000	229,667
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	231,913
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	18,958
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	180,000	137,926
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	47,811
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	80,000	78,062
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000	39,526
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	54,025
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	50,000	42,994
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	30,000	28,703
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	80,000	55,282

Total Oil, Gas & Consumable Fuels				1,009,058

TOTAL ENERGY				1,010,991

MATERIALS - 1.0%
Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	188,217	(b)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	200,000	163,165	(b)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	50,000	52,262
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	47,703	(b)

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	9

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	$130,000	$87,748	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	210,637
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000	51,584

Total Metals & Mining				801,316

Paper & Forest Products - 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000	192,357	(c)

TOTAL MATERIALS				993,673

TOTAL CORPORATE BONDS & NOTES (Cost - $2,145,283)				2,004,664

SOVEREIGN BONDS - 0.1%
Peru - 0.1%
Peruvian Government International Bond, Senior Notes (Cost - $160,002)	2.783%	1/23/31	160,000	137,178

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $79,179,166)				77,873,880

			SHARES
SHORT-TERM INVESTMENTS - 20.6%
Dreyfus Government Cash Management, Institutional Shares	4.996%		121,513	121,513	(d)
Invesco Government & Agency Portfolio, Institutional Class	5.061%		20,581,056	20,581,056	(d)
Invesco Treasury Portfolio, Institutional Class	5.035%		103,510	103,510	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $20,806,079)				20,806,079

TOTAL INVESTMENTS - 97.5% (Cost - $99,985,245)				98,679,959

Other Assets in Excess of Liabilities - 2.5%				2,515,554

TOTAL NET ASSETS - 100.0%				$101,195,513

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Consolidated Schedule of Investments.

10	Franklin Strategic Real Return Fund 2023 Quarterly Report

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2023

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
LSE	— London Stock Exchange
REIT	— Real Estate Investment Trust

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
S&P GSCI	135	7/23	$18,275,999	$18,258,750	$(17,249)
U.S. Treasury 10-Year Notes	48	9/23	5,490,833	5,388,750	(102,083)

					(119,332)

Contracts to Sell:
E-mini S&P 500 Index	5	9/23	1,087,456	1,122,063	(34,607)

Net unrealized depreciation on open futures contracts					$(153,939)

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,260,000	USD	2,171,923	HSBC Securities Inc.	7/7/23	$140
CAD	6,777,000	USD	5,056,101	HSBC Securities Inc.	7/7/23	60,107
CHF	1,037,000	USD	1,144,126	HSBC Securities Inc.	7/7/23	15,265
EUR	17,081,000	USD	18,276,755	HSBC Securities Inc.	7/7/23	368,198
GBP	3,035,000	USD	3,765,364	HSBC Securities Inc.	7/7/23	89,241
JPY	600,600,000	USD	4,311,517	HSBC Securities Inc.	7/7/23	(144,903)
MXN	37,460,000	USD	2,134,551	HSBC Securities Inc.	7/7/23	50,967
NOK	23,510,000	USD	2,122,184	HSBC Securities Inc.	7/7/23	68,635
NZD	3,520,000	USD	2,133,317	HSBC Securities Inc.	7/7/23	26,833
SEK	14,400,000	USD	1,320,485	HSBC Securities Inc.	7/7/23	15,058
EUR	1,700	USD	1,865	BNP Paribas SA	7/18/23	(8)
EUR	21,908	USD	23,595	BNP Paribas SA	7/18/23	333
USD	1,831	EUR	1,700	BNP Paribas SA	7/18/23	(26)

Net unrealized appreciation on open forward foreign currency contracts						$549,840

See Notes to Consolidated Schedule of Investments.

Franklin Strategic Real Return Fund 2023 Quarterly Report	11

FRANKLIN STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

12	Franklin Strategic Real Return Fund 2023 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

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Notes to Consolidated Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$40,354,833	—	$40,354,833
Common Stocks:
Communication Services	$1,430,830	484,612	—	1,915,442
Consumer Discretionary	1,806,797	974,792	—	2,781,589
Consumer Staples	1,244,276	597,428	—	1,841,704
Energy	1,185,963	460,778	—	1,646,741
Financials	1,650,101	715,573	—	2,365,674
Health Care	1,918,231	555,663	—	2,473,894
Industrials	1,569,801	1,383,481	—	2,953,282
Information Technology	3,620,939	1,077,339	—	4,698,278
Materials	750,612	127,140	—	877,752
Real Estate	9,487,685	366,668	—	9,854,353
Investments in Underlying Funds	3,968,496	—	—	3,968,496
Corporate Bonds & Notes	—	2,004,664	—	2,004,664
Sovereign Bonds	—	137,178	—	137,178

Total Long-Term Investments	28,633,731	49,240,149	—	77,873,880

Short-Term Investments†	20,806,079	—	—	20,806,079

Total Investments	$49,439,810	$49,240,149	—	$98,679,959

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$694,777	—	$694,777

Total	$49,439,810	$49,934,926	—	$99,374,736

15

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$153,939	—	—	$153,939
Forward Foreign Currency Contracts††	—	$144,937	—	144,937

Total	$153,939	$144,937	—	$298,876

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

16